INCOME TAXES - Deferred tax assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating losses carryforwards	$ 4,589,082	$ 2,903,728
Allowance for doubtful accounts of accounts receivable	219,522	193,032
Allowance for doubtful accounts of prepayments	6,566	3,971
Allowance for doubtful accounts of other current assets	4,204	1,668
Less: allowance on deferred tax assets	$ (4,819,374)	$ (3,102,399)